PGIM S&P 500 Max Buffer ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 105.6%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $25,336)(wb)	25,336	$25,336
Options Purchased*~ 104.6%
(cost $2,551,768)		2,684,514

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.6% (cost $2,577,104)		2,709,850
Option Written*~ (5.6)%
(premiums received $77,936)		(143,776)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,499,168)		2,566,074
Liabilities in excess of other assets(z) (0.0)%		(989)

Net Assets 100.0%		$2,565,085

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		42		4	$2,620,800
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		42		4	63,714
Total Options Purchased (cost $2,551,768)								$2,684,514
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$636.37		42		4	$(143,776)
(premiums received $77,936)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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